Leases, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments

Future minimum non-cancelable lease payments at December 31, 2013 are as follows (in thousands):

	Operating Leases	Mendel Sub-Lease	Net Operating Lease Payments
Year ending December 31:
2014	$1,844	$(1,167)	$677
2015	1,917	(1,201)	716
2016	1,020	(640)	380

Total minimum lease payments	$4,781	$(3,008)	$1,773